UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report: February 8, 2023

California Republic Funding, LLC 1

(Exact name of securitizer as specified in its charter)

025-01315 (Commission File Number of securitizer)	0001561326 (Central Index Key Number of securitizer)

Nathan Duda (925) 482-8000

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

Name and telephone number, including area code,

of the person to contact in connection with this filing

[1]

California Republic Funding, LLC, as securitizer, is also filing this Form ABS-15G in respect of all asset-backed securities sponsored by its affiliate, Mechanics Bank (CIK: 0001603949) (as successor to California Republic Bank).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act, California Republic Funding, LLC, as securitizer, provides this notice of its termination of the duty to file reports under Rule 15Ga-1. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, California Republic Funding, LLC, was October 17, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC (Securitizer)

By:	/s/ Nathan Duda
Name:	Nathan Duda
Title:	Chief Financial Officer (senior officer in charge of securitization)

Date: February 8, 2023